Employee Benefits - Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 2,506,395	$ 113,020
Debt instruments	2,243,958	2,080,727
Plan Assets
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	2,506,395	113,020
Debt instruments	2,243,958	2,080,727
Total	4,750,353	2,193,747	$ 2,176,432
Quoted prices in active markets for identical assets (level 1)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	2,506,395	113,020
Debt instruments	2,243,958	2,080,727
Quoted prices in active markets for identical assets (level 1) | Plan Assets
Disclosure of fair value of plan assets [line items]
Total	4,750,353	2,193,747
Significant observable inputs (level 2)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Debt instruments	0	0
Significant observable inputs (level 2) | Plan Assets
Disclosure of fair value of plan assets [line items]
Total	0	0
Significant unobservable inputs (level 3)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Debt instruments	0	0
Significant unobservable inputs (level 3) | Plan Assets
Disclosure of fair value of plan assets [line items]
Total	$ 0	$ 0